Document and Entity Information	Aug. 23, 2022
Cover [Abstract]
Entity Registrant Name	METROPOLITAN LIFE INSURANCE CO
Amendment Flag	false
Entity Central Index Key	0000937834
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 23, 2022
Entity Incorporation State Country Code	NY
Entity File Number	000-55029
Entity Tax Identification Number	13-5581829
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	212
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false